Share-Based Compensation - Summary of Total Share-Based Compensation Expense of Share Options and Restricted Shares Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 35,680	¥ 41,841	¥ 58,880
Share Options and Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	61,917	83,695	129,558
Share Options and Restricted Shares | Selling and Marketing Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	10,204	17,243	17,305
Share Options and Restricted Shares | Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	14,656	26,954	28,624
Share Options and Restricted Shares | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 37,057	¥ 39,498	¥ 83,629